DEFERRED CHARGES	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

22.	DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees that are capitalized and amortized over the life of the debt instrument. The deferred charges are comprised of the following amounts:

(in thousands of $)	2014	2013
Debt arrangement fees and other deferred financing charges	32,903	27,845
Accumulated amortization	(6,102)	(3,361)
	26,801	24,484

The increase in debt arrangement fees and other deferred finance charges for the year ended December 31, 2014 and 2013, relate primarily to the financing costs in respect of the $1.125 billion financing facility entered by the Company in July 2013 to fund eight of our newbuildings. Additions to deferred charges for the years ended December 31, 2014 and 2013 were $10.7 million and $24.5 million, respectively.

Amortization of deferred charges for the years ended December 31, 2014, 2013 and 2012 was $3.3 million, $2.0 million and $1.9 million, respectively.